Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following at:

(in thousands)

	September 30, 2024	December 31, 2023
Equipment	$141	$141
Furniture and fixtures	621	621
Total cost	762	762
Accumulated depreciation	(248)	(151)
Property and equipment, net	$514	$611
Property and equipment consist of the following at:
	December 31, 2023	December 31, 2022
Equipment	$140,890	$402,675
Furniture and fixtures	620,870	1,007,699
Leasehold improvements	—	745,453
Total cost	761,760	2,155,827
Accumulated depreciation	(150,900)	(649,745)
Property and equipment, net	$610,860	$1,506,082